February 3, 1998


Filed Via EDGAR (CIK #0000893226)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   Franklin Strategic Mortgage Portfolio
            File Nos.  33-53414 and 811-7288

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 1997.

Sincerely,

Franklin Strategic Mortgage Portfolio

LLG:le